Customer Accounts	12 Months Ended
Dec. 31, 2024
Customer Accounts Disclosure [Abstract]
Customer Accounts
16.
Customer accounts

	2023	2024
Individuals
Term deposits	4,316,825	5,328,125
Current accounts	826,328	921,913
Total due to individuals	5,143,153	6,250,038

Corporate customers
Term deposits	44,233	106,010
Current accounts	254,070	205,902

Total due to corporate customers	298,303	311,912

Total customer accounts	5,441,456	6,561,950

As at 31 December 2023 and 2024, accrued interest of KZT 44,044 million and KZT 51,212 million, respectively, was included in term deposits within customer accounts.

As at 31 December 2023 and 2024, customer accounts of KZT 60,260 million and KZT 83,654 million, respectively, were held as prepayments on loans to customers.

As at 31 December 2023 and 2024, customer accounts of KZT 97,806 million (1.80% of total customer accounts) and KZT 76,413 million (1.16% of total customer accounts), respectively, were due to the top twenty customers.

As at 31 December 2023 and 2024, customer accounts were predominately denominated in KZT, comprising 91% and 91%, respectively.